DECHERT PRICE & RHOADS
                              1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300






                                 August 26, 1998


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Neuberger&Berman Advisers Management Trust
                  File Nos. 2-88566 and 811-4255

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Neuberger&Berman Advisers Management Trust, a registered, management investment company (the "Trust"), that the forms of Prospectus and Statement of Additional Information for the Trust with respect to the Socially Responsive Portfolio of the Trust that would have been filed under Rule 497(c), do not differ from those contained in the Trust's Post-Effective Amendment No. 28 on Form N-1A which was filed electronically with the Commission on August 18, 1998.

                                         Sincerely,




                                         /s/ Douglas P. Dick